Condensed financial information of the parent company (Details) - Schedule of condensed balance sheets - Parent Company [Member] - Parent [Member] - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 81,576,897	$ 8,318,219
Short-term investments	15,000,000	40,835,000
Other current assets, net	658,045	868,949
Due from subsidiaries	242,014,968	46,448,162
Total current assets	339,249,910	96,470,330
Non-current assets:
Intangible assets, net	17,726,105	19,714,079
Investment in subsidiaries	6,820,967	(5,030,523)
Total non-current assets	24,547,072	14,683,556
Total assets	363,796,982	111,153,886
Current liabilities:
Accrued liabilities and other payables	53,603	8,027,480
Total current liabilities	53,603	8,027,480
Total liabilities	53,603	8,027,480
Shareholders’ equity:
Additional paid-in capital	393,717,189	138,288,921
Accumulated deficit	(23,100,631)	(27,531,572)
Accumulated other comprehensive loss	(6,897,005)	(7,648,332)
Total shareholders’ equity	363,743,379	103,126,406
Total liabilities and shareholders’ equity	363,796,982	111,153,886
Class A ordinary share
Shareholders’ equity:
Ordinary share value	17,848	11,411
Class B ordinary share
Shareholders’ equity:
Ordinary share value	$ 5,978	$ 5,978